LVIP Delaware Wealth Builder Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–40.96%
U.S. MARKETS–38.96%
Aerospace & Defense–1.94%
Northrop Grumman	5,300	$ 1,603,515
Raytheon	8,600	1,127,890
		2,731,405
Banks–1.14%
JPMorgan Chase & Co.	5,763	518,843
Truist Financial	35,400	1,091,736
		1,610,579
Biotechnology–0.19%
AbbVie	3,585	273,141
		273,141
Capital Markets–1.21%
Bank of New York Mellon	36,600	1,232,688
Blackstone Group Class A	10,246	466,910
		1,699,598
Chemicals–0.80%
DuPont de Nemours	32,900	1,121,890
		1,121,890
Commercial Services & Supplies–0.17%
Waste Management	2,612	241,767
		241,767
Communications Equipment–1.06%
Cisco Systems	37,800	1,485,918
		1,485,918
Diversified Telecommunication Services–2.01%
AT&T	49,337	1,438,174
Verizon Communications	25,943	1,393,917
		2,832,091
Electric Utilities–1.49%
Edison International	25,100	1,375,229
NextEra Energy	3,018	726,191
		2,101,420
Entertainment–0.80%
Walt Disney	11,582	1,118,821
		1,118,821
Equity Real Estate Investment Trusts–3.55%
Alexandria Real Estate Equities	886	121,435
Alpine Income Property Trust	2,878	35,428
American Tower	333	72,511
AvalonBay Communities	745	109,642
Boston Properties	424	39,105
Camden Property Trust	1,626	128,844
Cousins Properties	1,446	42,324
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Digital Realty Trust	222	$ 30,853
Equinix	514	321,029
Equity Residential	23,577	1,454,937
Essex Property Trust	580	127,739
Extra Space Storage	941	90,110
First Industrial Realty Trust	1,555	51,673
Healthcare Trust of America Class A	2,406	58,418
Healthpeak Properties	4,932	117,628
Host Hotels & Resorts	1,186	13,093
Hudson Pacific Properties	2,221	56,325
Invitation Homes	5,438	116,210
Kilroy Realty	1,944	123,833
Kite Realty Group Trust	1,437	13,608
Life Storage	930	87,931
Mack-Cali Realty	895	13,631
MGM Growth Properties Class A	2,260	53,494
Mid-America Apartment Communities	789	81,291
National Retail Properties	1,031	33,188
Prologis	4,436	356,521
Public Storage	72	14,300
Realty Income	1,634	81,471
Regency Centers	664	25,518
Rexford Industrial Realty	2,455	100,680
Ryman Hospitality Properties	474	16,993
SBA Communications	1,674	451,930
Simon Property Group	835	45,808
SITE Centers	2,110	10,993
Sun Communities	1,575	196,639
UDR	3,656	133,590
VEREIT	11,138	54,465
VICI Properties	4,725	78,624
Welltower	759	34,747
		4,996,559
Food Products–3.31%
Archer-Daniels-Midland	41,700	1,467,006
Conagra Brands	56,800	1,666,512
Mondelez International Class A	30,600	1,532,448
		4,665,966
Health Care Equipment & Supplies–1.07%
Abbott Laboratories	19,100	1,507,181
		1,507,181
Health Care Providers & Services–3.94%
†Brookdale Senior Living	232,368	724,988
Cardinal Health	33,900	1,625,166
Cigna	8,900	1,576,902
LVIP Delaware Wealth Builder Fund–1

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services (continued)
CVS Health	27,308	$ 1,620,184
		5,547,240
Industrial Conglomerates–0.54%
General Electric	23,179	184,041
Honeywell International	4,323	578,374
		762,415
Insurance–2.53%
Allstate	15,100	1,385,123
American International Group	33,700	817,225
Marsh & McLennan	15,700	1,357,422
		3,559,770
Internet & Direct Marketing Retail–0.63%
†Amazon.com	455	887,123
		887,123
IT Services–0.05%
Switch Class A	4,588	66,205
		66,205
Machinery–0.61%
Caterpillar	7,364	854,518
		854,518
Media–0.87%
Comcast Class A	35,447	1,218,668
		1,218,668
Mortgage Real Estate Investment Trusts (REITs)–0.03%
Blackstone Mortgage Trust Class A	2,063	38,413
		38,413
Multiline Retail–1.03%
†Dollar Tree	19,800	1,454,706
		1,454,706
Oil, Gas & Consumable Fuels–1.22%
ConocoPhillips	30,600	942,480
Marathon Oil	80,658	265,365
Occidental Petroleum	44,100	510,678
		1,718,523
Pharmaceuticals–3.44%
Johnson & Johnson	12,162	1,594,803
Merck & Co.	20,800	1,600,352
Pfizer	50,595	1,651,421
		4,846,576
Semiconductors & Semiconductor Equipment–2.28%
Broadcom	6,300	1,493,730
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel	27,496	$ 1,488,084
Texas Instruments	2,256	225,442
		3,207,256
Software–2.04%
Microsoft	9,042	1,426,014
Oracle	30,000	1,449,900
		2,875,914
Specialty Retail–1.01%
Lowe's	16,600	1,428,430
		1,428,430
Total U.S. Markets (Cost $60,692,178)		54,852,093
§DEVELOPED MARKETS–2.00%
Banks–0.01%
BNP Paribas	677	19,765
		19,765
Beverages–0.15%
Asahi Group Holdings	2,000	64,886
Diageo	3,360	106,544
Kirin Holdings	1,900	37,526
		208,956
Chemicals–0.12%
Air Liquide	1,290	164,665
		164,665
Commercial Services & Supplies–0.13%
G4S	52,240	59,418
Secom	500	41,354
Securitas Class B	7,565	81,267
		182,039
Diversified Telecommunication Services–0.07%
Orange	8,480	102,671
		102,671
Equity Real Estate Investment Trusts–0.04%
Assura	50,500	52,349
		52,349
Food & Staples Retailing–0.30%
Koninklijke Ahold Delhaize	8,710	202,913
Lawson	1,300	71,357
Seven & i Holdings	4,300	142,007
		416,277
Food Products–0.27%
Danone	2,605	166,715
Kerry Group Class A	375	43,509

LVIP Delaware Wealth Builder Fund–2

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Food Products (continued)
Nestle	1,720	$ 176,073
		386,297
Health Care Providers & Services–0.10%
Fresenius Medical Care & Co.	2,200	143,607
		143,607
Hotels, Restaurants & Leisure–0.06%
Sodexo	1,250	83,944
		83,944
Machinery–0.05%
Makita	2,500	76,259
		76,259
Media–0.07%
Publicis Groupe	3,560	101,741
		101,741
Multiline Retail–0.02%
Next	575	28,847
		28,847
Personal Products–0.04%
Kao	700	57,028
		57,028
Pharmaceuticals–0.29%
Novo Nordisk Class B	3,545	211,693
Roche Holding	620	199,480
		411,173
Real Estate Management & Development–0.06%
Deutsche Wohnen	1,283	48,624
Grainger	12,557	39,960
		88,584
Specialty Retail–0.02%
Hennes & Mauritz Class B	2,150	27,819
		27,819
Textiles, Apparel & Luxury Goods–0.10%
adidas	300	66,608
Swatch Group	350	68,740
		135,348
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Wireless Telecommunication Services–0.10%
KDDI	4,500	$ 132,924
		132,924
Total Developed Markets (Cost $3,113,163)		2,820,293
Total Common Stock (Cost $63,805,341)		57,672,386

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.01%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	23	28
GNMA
Series 2013-113 LY 3.00% 5/20/43	9,000	9,784
*Series 2015-142 AI 4.00% 2/20/44	846	42
*Series 2015-74 CI 3.00% 10/16/39	749	48
Total Agency Collateralized Mortgage Obligations (Cost $9,493)		9,902
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.99%
Freddie Mac REMICs Series K058 A2 2.65% 8/25/26	35,000	37,475
•FREMF Mortgage Trust
Series 2011-K10 B 4.62% 11/25/49	400,000	399,962
Series 2011-K15 B 4.96% 8/25/44	10,000	9,976
Series 2012-K22 B 3.69% 8/25/45	35,000	34,662
Series 2013-K24 B 3.50% 11/25/45	260,000	256,413
Series 2013-K713 B 3.49% 4/25/46	2,769	2,762
Series 2013-K713 C 3.49% 4/25/46	45,000	44,892
Series 2014-K717 B 3.63% 11/25/47	435,000	431,983
Series 2014-K717 C 3.63% 11/25/47	150,000	149,283
Series 2017-K71 B 3.75% 11/25/50	35,000	30,082
Total Agency Commercial Mortgage-Backed Securities (Cost $1,437,959)		1,397,490
AGENCY MORTGAGE-BACKED SECURITIES–12.39%
Fannie Mae 3.00% 10/1/47	210,097	217,936

LVIP Delaware Wealth Builder Fund–3

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr
3.00% 12/1/37	370,464	$ 391,981
3.00% 1/1/38	646,761	683,374
Fannie Mae S.F. 30 yr
3.00% 7/1/47	1,236,270	1,302,953
3.00% 2/1/48	590,631	623,893
3.00% 3/1/48	305,848	322,473
3.00% 11/1/48	305,161	320,373
3.00% 10/1/49	196,516	206,071
3.00% 11/1/49	76,239	79,925
3.00% 1/1/50	331,887	347,722
3.50% 2/1/48	942,369	1,006,624
3.50% 11/1/48	208,965	221,209
3.50% 6/1/49	517,977	547,560
3.50% 11/1/49	634,750	670,581
3.50% 12/1/49	1,031,189	1,101,324
3.50% 1/1/50	326,664	345,491
3.50% 3/1/50	155,745	166,072
4.00% 4/1/48	179,720	192,744
4.50% 6/1/40	17,883	19,573
4.50% 7/1/40	16,238	17,917
4.50% 2/1/41	65,194	71,439
4.50% 8/1/41	31,240	34,624
4.50% 5/1/46	76,242	83,473
4.50% 4/1/48	419,693	459,525
4.50% 12/1/48	301,058	323,807
4.50% 1/1/49	464,893	506,534
4.50% 11/1/49	182,355	196,077
4.50% 1/1/50	122,228	132,059
5.00% 7/1/47	334,562	370,975
5.50% 5/1/44	538,412	609,340
6.00% 6/1/41	107,417	123,635
6.00% 7/1/41	192,754	221,789
Freddie Mac S.F. 30 yr
3.00% 8/1/48	145,211	153,069
3.00% 12/1/48	265,863	280,638
3.00% 11/1/49	60,548	63,491
3.00% 12/1/49	24,826	26,041
3.00% 1/1/50	90,483	95,134
3.50% 11/1/48	1,115,740	1,196,952
4.00% 10/1/47	332,080	357,612
4.50% 7/1/45	116,416	127,544
4.50% 8/1/48	681,190	737,220
4.50% 12/1/48	1,451,509	1,567,314
4.50% 3/1/49	109,063	118,101
4.50% 4/1/49	127,911	138,156
4.50% 8/1/49	211,225	231,302
5.00% 12/1/44	224,149	248,479
5.50% 9/1/41	84,376	95,668
GNMA I S.F. 30 yr 3.00% 3/15/50	79,000	84,240
GNMA II S.F. 30 yr 5.50% 5/20/37	4,509	5,105
Total Agency Mortgage-Backed Securities (Cost $16,804,918)		17,445,139
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–21.79%
Advertising–0.05%
Lamar Media 5.75% 2/1/26	70,000	$ 71,624
		71,624
Aerospace & Defense–0.19%
Bombardier 6.00% 10/15/22	50,000	37,500
L3Harris Technologies
2.90% 12/15/29	145,000	137,006
3.85% 6/15/23	45,000	46,814
TransDigm 6.25% 3/15/26	45,000	44,775
		266,095
Apparel–0.03%
William Carter 5.63% 3/15/27	40,000	38,343
		38,343
Auto Manufacturers–0.32%
Allison Transmission 5.88% 6/1/29	65,000	63,700
General Motors 5.00% 10/1/28	96,000	84,175
General Motors Financial
4.35% 4/9/25	210,000	188,137
5.25% 3/1/26	124,000	109,448
		445,460
Banks–3.82%
μBank of America
2.50% 2/13/31	245,000	235,058
3.46% 3/15/25	495,000	510,525
4.08% 3/20/51	50,000	56,759
6.50% 10/29/49	60,000	63,300
μCredit Suisse Group
3.87% 1/12/29	475,000	480,817
6.25% 12/29/49	200,000	184,250
Goldman Sachs Group
2.60% 2/7/30	50,000	46,978
3.50% 4/1/25	25,000	25,351
μJPMorgan Chase & Co.
4.02% 12/5/24	265,000	280,762
4.60% 12/31/99	60,000	52,512
5.00% 12/31/99	230,000	215,625
KeyBank 3.40% 5/20/26	500,000	520,961
Morgan Stanley
•2.95% (LIBOR03M + 1.22%) 5/8/24	100,000	95,874
μ3.62% 4/1/31	45,000	46,833
5.00% 11/24/25	270,000	298,456
PNC Financial Services Group 2.60% 7/23/26	550,000	555,501
Popular 6.13% 9/14/23	95,000	87,875
μRoyal Bank of Scotland Group 8.63% 12/29/49	200,000	195,000
State Street
3.10% 5/15/23	25,000	25,750

LVIP Delaware Wealth Builder Fund–4

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
State Street (continued)
3.30% 12/16/24	480,000	$ 504,718
μTruist Bank 2.64% 9/17/29	522,000	500,048
US Bancorp
3.00% 7/30/29	70,000	69,815
3.10% 4/27/26	65,000	65,835
3.38% 2/5/24	165,000	175,228
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49	110,000	81,950
		5,375,781
Beverages–0.38%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	300,000	315,075
4.15% 1/23/25	145,000	156,409
Cott Holdings 5.50% 4/1/25	60,000	58,200
		529,684
Biotechnology–0.47%
Amgen
2.20% 2/21/27	25,000	24,872
2.45% 2/21/30	80,000	79,378
Gilead Sciences 4.15% 3/1/47	460,000	562,277
		666,527
Building Materials–0.17%
Boise Cascade 5.63% 9/1/24	50,000	47,375
Carrier Global
2.24% 2/15/25	30,000	29,297
2.49% 2/15/27	40,000	38,187
2.72% 2/15/30	25,000	23,002
Standard Industries 5.00% 2/15/27	110,000	100,100
		237,961
Chemicals–0.36%
Chemours 5.38% 5/15/27	45,000	34,418
Methanex 5.25% 12/15/29	510,000	382,246
Olin
5.00% 2/1/30	55,000	47,240
5.13% 9/15/27	45,000	40,210
		504,114
Commercial Services–0.66%
Ashtead Capital 5.25% 8/1/26	200,000	190,500
Global Payments
2.65% 2/15/25	375,000	371,706
3.20% 8/15/29	140,000	136,770
Prime Security Services Borrower 5.75% 4/15/26	60,000	58,800
Service Corp International 4.63% 12/15/27	55,000	55,000
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
United Rentals North America
5.50% 5/15/27	95,000	$ 92,611
5.88% 9/15/26	20,000	20,256
		925,643
Computers–0.55%
Apple 2.05% 9/11/26	255,000	263,036
International Business Machines
3.00% 5/15/24	475,000	496,678
3.30% 5/15/26	15,000	16,087
		775,801
Distribution/Wholesale–0.07%
HD Supply 5.38% 10/15/26	55,000	53,467
Univar Solutions 5.13% 12/1/27	55,000	50,050
		103,517
Diversified Financial Services–0.99%
AerCap Ireland Capital 4.45% 4/3/26	325,000	278,678
Air Lease 3.00% 2/1/30	90,000	65,071
Ally Financial 5.75% 11/20/25	135,000	132,057
μE*TRADE Financial 5.88% 10/29/49	165,000	156,311
International Lease Finance 8.63% 1/15/22	225,000	218,236
Jefferies Group
4.15% 1/23/30	475,000	454,757
6.45% 6/8/27	25,000	25,551
6.50% 1/20/43	15,000	12,445
Mastercard
3.30% 3/26/27	25,000	27,166
3.85% 3/26/50	15,000	18,309
		1,388,581
Electric–2.58%
AEP Texas 3.45% 1/15/50	20,000	17,841
Calpine 5.25% 6/1/26	75,000	71,250
μDuke Energy 4.88% 12/31/99	235,000	197,400
Duke Energy Indiana
2.75% 4/1/50	125,000	115,086
3.25% 10/1/49	275,000	277,918
Entergy Louisiana 4.95% 1/15/45	20,000	21,148
Entergy Mississippi 2.85% 6/1/28	165,000	165,852
Entergy Texas 3.55% 9/30/49	325,000	329,603
Evergy Metro 3.65% 8/15/25	65,000	67,616
FirstEnergy Transmission 4.55% 4/1/49	25,000	24,987
MidAmerican Energy 3.15% 4/15/50	205,000	207,851

LVIP Delaware Wealth Builder Fund–5

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
National Rural Utilities Cooperative Finance
2.85% 1/27/25	330,000	$ 332,403
μ4.75% 4/30/43	15,000	14,936
μ5.25% 4/20/46	163,000	154,791
Nevada Power 3.13% 8/1/50	195,000	180,137
NextEra Energy Capital Holdings
2.90% 4/1/22	145,000	146,343
3.15% 4/1/24	200,000	204,674
Southern California Edison
3.65% 2/1/50	65,000	62,590
4.00% 4/1/47	85,000	88,475
4.88% 3/1/49	130,000	150,217
Southwestern Electric Power 4.10% 9/15/28	460,000	493,394
Vistra Operations 5.50% 9/1/26	115,000	118,450
Xcel Energy
2.60% 12/1/29	25,000	23,612
3.40% 6/1/30	30,000	30,409
3.50% 12/1/49	160,000	140,989
		3,637,972
Electronics–0.35%
Roper Technologies 2.35% 9/15/24	510,000	495,833
		495,833
Entertainment–0.02%
Scientific Games International 8.25% 3/15/26	53,000	33,926
		33,926
Environmental Control–0.04%
Covanta Holding 5.88% 7/1/25	60,000	55,200
		55,200
Food–0.28%
JBS USA Finance
5.75% 6/15/25	45,000	45,450
6.50% 4/15/29	40,000	42,908
Pilgrim's Pride
5.75% 3/15/25	75,000	75,375
5.88% 9/30/27	40,000	39,856
Post Holdings
5.00% 8/15/26	75,000	77,186
5.63% 1/15/28	60,000	61,050
5.75% 3/1/27	55,000	56,359
		398,184
Food Service–0.04%
Aramark Services 5.00% 2/1/28	55,000	51,184
		51,184
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products–0.40%
Alcon Finance 3.00% 9/23/29	505,000	$ 502,796
Hill-Rom Holdings
4.38% 9/15/27	30,000	29,550
5.00% 2/15/25	20,000	20,200
Hologic 4.63% 2/1/28	10,000	9,900
		562,446
Health Care Services–0.54%
Centene
3.38% 2/15/30	65,000	60,450
4.63% 12/15/29	65,000	65,325
5.38% 8/15/26	60,000	61,200
Charles River Laboratories International
4.25% 5/1/28	35,000	33,736
5.50% 4/1/26	90,000	91,800
Community Health Systems 6.63% 2/15/25	40,000	37,000
Encompass Health
5.13% 3/15/23	5,000	4,950
5.75% 11/1/24	51,000	51,240
5.75% 9/15/25	5,000	4,800
HCA
5.38% 2/1/25	45,000	45,787
5.88% 2/15/26	135,000	140,589
New York and Presbyterian Hospital 4.06% 8/1/56	40,000	47,774
Tenet Healthcare
5.13% 5/1/25	65,000	61,425
8.13% 4/1/22	40,000	37,800
Universal Health Services 5.00% 6/1/26	10,000	9,975
		753,851
Home Builders–0.08%
Lennar
4.50% 4/30/24	20,000	19,561
4.75% 5/30/25	40,000	38,500
5.88% 11/15/24	20,000	20,230
PulteGroup 5.00% 1/15/27	35,000	34,861
		113,152
Insurance–0.10%
HUB International 7.00% 5/1/26	55,000	54,450
USIS Merger Sub 6.88% 5/1/25	85,000	79,050
		133,500
Internet–0.06%
Netflix 5.88% 11/15/28	80,000	85,600
		85,600

LVIP Delaware Wealth Builder Fund–6

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel–0.06%
Steel Dynamics 5.00% 12/15/26	80,000	$ 83,569
		83,569
Lodging–0.14%
Boyd Gaming 6.38% 4/1/26	105,000	90,825
Hilton Worldwide Finance 4.88% 4/1/27	90,000	85,500
MGM Resorts International 5.75% 6/15/25	19,000	17,005
		193,330
Machinery Diversified–0.15%
Otis Worldwide
2.06% 4/5/25	40,000	39,101
2.57% 2/15/30	115,000	111,381
3.11% 2/15/40	45,000	42,656
3.36% 2/15/50	25,000	24,310
		217,448
Media–1.85%
AMC Networks 4.75% 8/1/25	105,000	102,113
CCO Holdings
5.13% 5/1/27	40,000	40,259
5.38% 6/1/29	45,000	46,242
5.88% 5/1/27	55,000	56,643
CCO Holdings Capital 4.50% 8/15/30	35,000	34,300
Charter Communications Operating
4.80% 3/1/50	45,000	46,887
4.91% 7/23/25	150,000	161,592
5.05% 3/30/29	275,000	298,528
Comcast 3.20% 7/15/36	100,000	105,569
CSC Holdings
5.25% 6/1/24	11,000	11,027
6.75% 11/15/21	40,000	41,200
7.75% 7/15/25	200,000	208,000
Discovery Communications 4.13% 5/15/29	420,000	407,056
Gray Television 5.88% 7/15/26	105,000	101,094
Sinclair Television Group 5.13% 2/15/27	40,000	33,800
Sirius XM Radio
5.00% 8/1/27	115,000	116,713
5.38% 7/15/26	50,000	50,610
Time Warner Cable 7.30% 7/1/38	165,000	202,680
Time Warner Entertainment 8.38% 3/15/23	65,000	71,364
ViacomCBS
4.38% 3/15/43	490,000	434,736
4.95% 1/15/31	40,000	39,595
		2,610,008
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining–0.53%
FMG Resources August
4.75% 5/15/22	40,000	$ 39,850
5.13% 5/15/24	30,000	29,550
Freeport-McMoRan
4.55% 11/14/24	50,000	47,217
5.45% 3/15/43	50,000	44,750
Hudbay Minerals 7.63% 1/15/25	30,000	26,100
Newmont 2.25% 10/1/30	75,000	69,068
Newmont Goldcorp 2.80% 10/1/29	520,000	495,460
		751,995
Miscellaneous Manufacturing–0.03%
Koppers 6.00% 2/15/25	45,000	36,000
		36,000
Office Business Equipment–0.00%
CDW 5.00% 9/1/25	5,000	5,151
		5,151
Oil & Gas–0.57%
Hilcorp Energy I 5.00% 12/1/24	95,000	43,700
Marathon Oil 4.40% 7/15/27	475,000	317,127
Murphy Oil 5.88% 12/1/27	60,000	31,368
Newfield Exploration 5.38% 1/1/26	50,000	26,121
Noble Energy
3.25% 10/15/29	240,000	140,338
3.90% 11/15/24	55,000	45,371
4.20% 10/15/49	35,000	18,891
4.95% 8/15/47	145,000	87,785
5.05% 11/15/44	20,000	12,353
Precision Drilling 7.13% 1/15/26	75,000	24,750
Southwestern Energy 7.75% 10/1/27	90,000	59,175
		806,979
Packaging & Containers–0.12%
BWAY Holding 5.50% 4/15/24	105,000	96,600
Crown Americas 4.75% 2/1/26	67,000	68,655
		165,255
Pharmaceuticals–1.03%
AbbVie
2.95% 11/21/26	30,000	30,566
4.05% 11/21/39	217,000	227,573
Bausch Health 5.50% 11/1/25	90,000	90,927
Bristol-Myers Squibb 2.90% 7/26/24	485,000	513,995
Cigna
2.40% 3/15/30	35,000	33,108

LVIP Delaware Wealth Builder Fund–7

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cigna (continued)
3.20% 3/15/40	30,000	$ 27,476
CVS Health
3.75% 4/1/30	35,000	36,214
4.30% 3/25/28	395,000	419,491
4.78% 3/25/38	70,000	76,878
		1,456,228
Pipelines–0.92%
Cheniere Corpus Christi Holdings 5.13% 6/30/27	65,000	58,183
Cheniere Energy Partners 5.25% 10/1/25	45,000	41,850
Crestwood Midstream Partners 6.25% 4/1/23	60,000	33,612
Energy Transfer Operating
5.25% 4/15/29	265,000	224,398
6.25% 4/15/49	165,000	139,641
Enterprise Products Operating 3.70% 1/31/51	20,000	17,847
MPLX
4.00% 3/15/28	85,000	75,542
4.13% 3/1/27	105,000	89,542
5.50% 2/15/49	150,000	126,637
NuStar Logistics 5.63% 4/28/27	70,000	53,816
Sabine Pass Liquefaction
5.63% 3/1/25	155,000	142,297
5.75% 5/15/24	300,000	281,563
Targa Resources Partners 5.38% 2/1/27	20,000	16,460
		1,301,388
Real Estate Investment Trusts–0.58%
Crown Castle International 5.25% 1/15/23	465,000	493,162
CubeSmart 3.00% 2/15/30	55,000	51,267
Iron Mountain US Holdings 5.38% 6/1/26	86,000	86,860
MGM Growth Properties Operating Partnership/MGP Finance Co-Issuer 5.75% 2/1/27	110,000	95,700
SBA Communications 4.88% 9/1/24	95,000	96,306
		823,295
Retail–0.55%
Home Depot
2.70% 4/15/30	35,000	35,670
3.35% 4/15/50	30,000	32,621
KFC Holding
5.00% 6/1/24	18,000	17,640
5.25% 6/1/26	93,000	92,870
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Lowe's
4.05% 5/3/47	20,000	$ 19,828
4.55% 4/5/49	325,000	359,653
Murphy Oil USA
4.75% 9/15/29	20,000	18,750
5.63% 5/1/27	90,000	88,182
TJX Companies
3.88% 4/15/30	45,000	46,564
4.50% 4/15/50	25,000	26,794
Yum! Brands 4.75% 1/15/30	35,000	32,599
		771,171
Semiconductors–0.50%
NXP
4.13% 6/1/21	200,000	201,771
4.30% 6/18/29	35,000	35,834
4.88% 3/1/24	250,000	266,920
Sensata Technologies UK Financing 6.25% 2/15/26	200,000	196,000
		700,525
Software–0.26%
CDK Global
5.00% 10/15/24	55,000	54,995
5.88% 6/15/26	69,000	72,899
Infor US 6.50% 5/15/22	45,000	43,844
Oracle 2.95% 4/1/30	65,000	65,390
SS&C Technologies 5.50% 9/30/27	130,000	134,063
		371,191
Telecommunications–1.46%
Altice France 7.38% 5/1/26	200,000	202,000
AT&T
4.35% 3/1/29	290,000	311,816
4.50% 3/9/48	25,000	27,132
4.90% 8/15/37	55,000	61,727
CommScope Technologies 5.00% 3/15/27	55,000	47,713
Front Range BidCo 4.00% 3/1/27	90,000	86,119
Level 3 Financing 3.88% 11/15/29	71,000	66,636
Sprint
7.13% 6/15/24	65,000	71,417
7.88% 9/15/23	54,000	59,529
T-Mobile USA
=0.01% 1/15/26	30,000	0
6.50% 1/15/26	63,000	66,150
Verizon Communications
3.15% 3/22/30	20,000	21,508
4.00% 3/22/50	15,000	17,802
4.50% 8/10/33	350,000	421,318
4.52% 9/15/48	95,000	119,921

LVIP Delaware Wealth Builder Fund–8

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Vodafone Group
4.25% 9/17/50	210,000	$ 213,858
4.88% 6/19/49	230,000	254,090
		2,048,736
Transportation–0.37%
FedEx 4.05% 2/15/48	485,000	426,855
Union Pacific 3.25% 2/5/50	95,000	92,309
		519,164
Trucking & Leasing–0.12%
μAerCap Global Aviation Trust 6.50% 6/15/45	200,000	165,750
		165,750
Total Corporate Bonds (Cost $32,355,144)		30,677,162
MUNICIPAL BONDS–5.26%
Berks County Industrial Development Authority (Tower Health Obligated Group) 5.00% 11/1/50	250,000	284,980
California Municipal Finance Authority (LINX APM Project) Senior A 5.00% 12/31/47 (AMT)	100,000	105,884
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	25,000	40,568
Central Plains Energy Project Series A 5.00% 9/1/42	250,000	299,930
Chicago Illinios Illinios Series A 6.00% 1/1/38	500,000	536,190
Chicago O'Hare International Airport Series A 5.00% 1/1/48 (AMT)	250,000	280,050
Cuyahoga County Ohio Hospital Revenue (MetroHealth System) 5.50% 2/15/57	500,000	530,990
Golden State Tobacco Securitization Series A-1 A1 5.00% 6/1/34	100,000	115,086
Los Angeles Department of Water & Power Power System Revenue (POWER SYSTEM REV BONDS-SER A) Series A A 5.00% 7/1/49	500,000	602,545
Lower Alabama Gas District Series A 5.00% 9/1/46	500,000	586,215
Mississippi Business Finance (Chevron USA)
Series A 0.65% 12/1/30	500,000	500,000
Series L 0.65% 11/1/35	400,000	400,000
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New Jersey Economic Development Authority (PREREFUNDED-SCH FACS CONSTRUCT) 5.00% 6/15/40	40,000	$ 46,246
New Jersey Economic Development Authority (UNREFUNDED-SCH FACS CONSTRUCTI) 5.00% 6/15/40	160,000	164,541
New Jersey Turnpike Authority Series B 5.00% 1/1/40	250,000	295,800
New York Liberty Development 5.25% 10/1/35	500,000	616,190
Salt Verde Financial 5.00% 12/1/37	500,000	588,320
San Diego County Regional Airport Authority Series A 5.00% 7/1/47	375,000	440,490
South Carolina Public Service Authority Series D 4.77% 12/1/45	10,000	12,156
State of Illinois 5.00% 12/1/34	525,000	536,713
Tarrant County Cultural Education Facilities Finance (Buckner Senior Living - Ventana Project) 6.75% 11/15/47	400,000	420,920
Total Municipal Bonds (Cost $7,198,084)		7,403,814
NON-AGENCY ASSET-BACKED SECURITIES–2.10%
American Express Credit Account Master Trust Series 2018-6 A 3.06% 2/15/24	415,000	422,660
•AMMC CLO
Series 2017-21A A 3.01% (LIBOR03M + 1.25%) 11/2/30	100,000	94,370
Series 2018-22A A 2.82% (LIBOR03M + 1.03%) 4/25/31	100,000	93,400
•Apex Credit CLO Series 2018-1A A2 2.82% (LIBOR03M + 1.03%) 4/25/31	100,000	91,567
•Cedar Funding VIII CLO Series 2017-8A A1 3.09% (LIBOR03M + 1.25%) 10/17/30	250,000	237,036
•CFIP CLO Series 2017-1A A 3.04% (LIBOR03M + 1.22%) 1/18/30	250,000	238,213

LVIP Delaware Wealth Builder Fund–9

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Chase Issuance Trust
Series 2016-A3 A3 1.25% (LIBOR01M + 0.55%) 6/15/23	100,000	$ 99,122
Series 2017-A2 A 1.10% (LIBOR01M + 0.40%) 3/15/24	115,000	113,736
CNH Equipment Trust Series 2017-A A3 2.07% 5/16/22	47,412	47,174
HOA Funding Series 2014-1A A2 4.85% 8/20/44	44,500	42,443
•Man GLG US CLO Series 2018-1A A1R 2.96% (LIBOR03M + 1.14%) 4/22/30	250,000	231,775
•Mercedes-Benz Master Owner Trust Series 2018-BA A 1.04% (LIBOR01M + 0.34%) 5/15/23	100,000	99,731
•Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 1.58% (LIBOR01M + 0.63%) 9/25/23	20,000	19,347
•OCP CLO Series 2017-13A A1A 3.09% (LIBOR03M + 1.26%) 7/15/30	250,000	236,885
•Penarth Master Issuer Series 2018-2A A1 1.06% (LIBOR01M + 0.45%) 9/18/22	150,000	148,395
Tesla Auto Lease Trust Series 2019-A A2 2.13% 4/20/22	300,000	300,446
•Towd Point Mortgage Trust Series 2015-5 A1B 2.75% 5/25/55	25,411	25,202
Toyota Auto Receivables Owner Trust Series 2018-D A2 2.98% 8/15/21	67,860	67,921
•Venture XXVIII CLO Series 2017-28A A2 2.93% (LIBOR03M + 1.11%) 7/20/30	250,000	233,757
Verizon Owner Trust
Series 2017-1A A 2.06% 9/20/21	7,066	7,066
•Series 2019-B A1B 1.22% (LIBOR01M + 0.45%) 12/20/23	100,000	98,279
Total Non-Agency Asset-Backed Securities (Cost $3,048,498)		2,948,525
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.39%
Cantor Commercial Real Estate Lending Series 2019-CF1 A5 3.79% 5/15/52	155,000	$ 171,932
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	7,538	7,220
•Flagstar Mortgage Trust Series 2018-5 A7 4.00% 9/25/48	104,309	106,170
JP Morgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	12,625	12,649
•Series 2007-A1 7A4 4.28% 7/25/35	4,797	4,219
•JPMorgan Mortgage Trust
Series 2014-2 B2 3.40% 6/25/29	77,204	72,733
Series 2018-4 A15 3.50% 10/25/48	29,859	30,151
•Sequoia Mortgage Trust
Series 2014-2 A4 3.50% 7/25/44	18,918	19,113
Series 2015-1 B2 3.87% 1/25/45	12,918	12,264
Series 2017-4 A1 3.50% 7/25/47	62,542	63,501
Series 2018-5 A4 3.50% 5/25/48	55,010	54,684
Total Non-Agency Collateralized Mortgage Obligations (Cost $544,747)		554,636
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.21%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	73,789
•Series 2017-BNK5 B 3.90% 6/15/60	50,000	46,940
Series 2019-BN20 A3 3.01% 9/15/62	395,000	411,269
Benchmark Mortgage Trust
Series 2018-B3 A5 4.03% 4/10/51	40,000	44,222
•Series 2019-B10 B 4.18% 3/15/62	225,000	217,632
Series 2019-B9 A5 4.02% 3/15/52	45,000	49,963
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	60,000	62,994
Series 2019-CD8 A4 2.91% 8/15/57	400,000	413,174

LVIP Delaware Wealth Builder Fund–10

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	95,000	$ 103,777
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	45,000	47,731
Series 2016-P3 A4 3.33% 4/15/49	145,000	148,619
Series 2019-C7 A4 3.10% 12/15/72	500,000	519,440
Series 2020-555 A 2.65% 12/10/41	100,000	86,154
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	40,000	39,586
Series 2014-CR19 A5 3.80% 8/10/47	30,000	31,225
Series 2014-CR20 AM 3.94% 11/10/47	85,000	86,378
Series 2015-3BP A 3.18% 2/10/35	100,000	102,503
Series 2015-CR23 A4 3.50% 5/10/48	35,000	37,083
♦Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.76% 2/10/49	50,000	53,853
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	75,000	78,948
Series 2016-C3 A5 2.89% 8/10/49	45,000	46,154
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.69% 11/10/46	100,000	98,129
GRACE Mortgage Trust Series 2014-GRCE A 3.37% 6/10/28	200,000	201,015
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	30,000	31,080
Series 2017-GS5 A4 3.67% 3/10/50	65,000	70,385
Series 2019-GC39 A4 3.57% 5/10/52	20,000	20,905
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	200,000	213,493
Series 2015-C33 A4 3.77% 12/15/48	220,000	235,180
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	75,000	78,410
Series 2017-C7 A5 3.41% 10/15/50	195,000	206,702
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	35,000	$ 33,946
Series 2015-JP1 A5 3.91% 1/15/49	30,000	32,308
Series 2016-JP2 AS 3.06% 8/15/49	60,000	58,736
Series 2016-WIKI A 2.80% 10/5/31	20,000	17,130
Series 2016-WIKI B 3.20% 10/5/31	35,000	29,568
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	16,561	8,709
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	40,000	42,011
Series 2015-C26 A5 3.53% 10/15/48	35,000	37,851
Series 2016-C29 A4 3.33% 5/15/49	35,000	35,867
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.45% 11/12/41	69,463	68,485
Series 2019-L3 A4 3.13% 11/15/52	100,000	104,084
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	65,000	67,508
Series 2016-BNK1 A3 2.65% 8/15/49	60,000	58,062
Series 2017-C38 A5 3.45% 7/15/50	70,000	73,911
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,538,644)		4,524,909
U.S. TREASURY OBLIGATIONS–8.54%
U.S. Treasury Bonds
2.00% 2/15/50	135,000	156,795
4.50% 2/15/36	2,185,000	3,358,157
U.S. Treasury Inflation Index 0.13% 1/15/30	3,233,224	3,335,181
U.S. Treasury Note 0.50% 3/31/25	1,280,000	1,288,100
U.S. Treasury Notes
1.13% 2/28/25	1,025,000	1,063,077
1.38% 1/31/25	1,055,000	1,105,360
1.75% 12/31/24	665,000	708,147
United States Treasury Principal Strip 2.99% 5/15/44	1,405,000	1,004,943
Total U.S. Treasury Obligations (Cost $11,306,238)		12,019,760

LVIP Delaware Wealth Builder Fund–11

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS–0.22%
iShares U.S. Real Estate ETF	1,311	$ 91,206
†SPDR Gold Shares	1,231	182,250
Vanguard FTSE Developed Markets ETF	875	29,172
Total Exchange-Traded Funds (Cost $331,719)		302,628
MONEY MARKET FUND–2.53%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.32%)	3,562,594	3,562,594
Total Money Market Fund (Cost $3,562,594)		3,562,594
TOTAL INVESTMENTS–98.39% (Cost $144,943,379)	$138,518,945
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.61%	2,270,975
NET ASSETS APPLICABLE TO 13,767,313 SHARES OUTSTANDING–100.00%	$140,789,920

† Non-income producing.
§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

The following futures contracts were outstanding at March 31, 2020:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
(26)	U.S. Treasury 10 yr Notes	$(3,605,875)	$(3,507,656)	6/19/20	$—	$(98,219)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Delaware Wealth Builder Fund–12

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
BB–Barclays Bank
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
FTSE–Financial Times Stock Exchange
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SPDR–Standard & Poor’s Depositary Receipt
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Delaware Wealth Builder Fund–13

LVIP Delaware Wealth Builder Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Wealth Builder Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
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LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$2,731,405	$—	$—	$2,731,405
Banks	1,610,579	—	—	1,610,579
Biotechnology	273,141	—	—	273,141
Capital Markets	1,699,598	—	—	1,699,598
Chemicals	1,121,890	—	—	1,121,890
Commercial Services & Supplies	241,767	—	—	241,767
Communications Equipment	1,485,918	—	—	1,485,918
Diversified Telecommunication Services	2,832,091	—	—	2,832,091
Electric Utilities	2,101,420	—	—	2,101,420
Entertainment	1,118,821	—	—	1,118,821
Equity Real Estate Investment Trusts	4,996,559	—	—	4,996,559
Food Products	4,665,966	—	—	4,665,966
Health Care Equipment & Supplies	1,507,181	—	—	1,507,181
Health Care Providers & Services	5,547,240	—	—	5,547,240
Industrial Conglomerates	762,415	—	—	762,415
Insurance	3,559,770	—	—	3,559,770
Internet & Direct Marketing Retail	887,123	—	—	887,123
IT Services	66,205	—	—	66,205
Machinery	854,518	—	—	854,518
Media	1,218,668	—	—	1,218,668
Mortgage Real Estate Investment Trusts (REITs)	38,413	—	—	38,413
Multiline Retail	1,454,706	—	—	1,454,706
Oil, Gas & Consumable Fuels	1,718,523	—	—	1,718,523
Pharmaceuticals	4,846,576	—	—	4,846,576
Semiconductors & Semiconductor Equipment	3,207,256	—	—	3,207,256
Software	2,875,914	—	—	2,875,914
Specialty Retail	1,428,430	—	—	1,428,430
Developed Markets
Banks	—	19,765	—	19,765
Beverages	—	208,956	—	208,956
Chemicals	—	164,665	—	164,665
Commercial Services & Supplies	—	182,039	—	182,039
Diversified Telecommunication Services	—	102,671	—	102,671
Equity Real Estate Investment Trusts	—	52,349	—	52,349
Food & Staples Retailing	—	416,277	—	416,277
Food Products	43,509	342,788	—	386,297
Health Care Providers & Services	—	143,607	—	143,607
Hotels, Restaurants & Leisure	—	83,944	—	83,944
Machinery	—	76,259	—	76,259
Media	—	101,741	—	101,741
Multiline Retail	—	28,847	—	28,847
Personal Products	—	57,028	—	57,028
Pharmaceuticals	—	411,173	—	411,173
Real Estate Management & Development	—	88,584	—	88,584
Specialty Retail	—	27,819	—	27,819
Textiles, Apparel & Luxury Goods	—	135,348	—	135,348
Wireless Telecommunication Services	—	132,924	—	132,924
Agency Collateralized Mortgage Obligations	—	9,902	—	9,902
Agency Commercial Mortgage-Backed Securities	—	1,397,490	—	1,397,490
Agency Mortgage-Backed Securities	—	17,445,139	—	17,445,139
Corporate Bonds	—	30,677,162	—*	30,677,162
Municipal Bonds	—	7,403,814	—	7,403,814
Non-Agency Asset-Backed Securities	—	2,948,525	—	2,948,525
Non-Agency Collateralized Mortgage Obligations	—	554,636	—	554,636
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LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Non-Agency Commercial Mortgage-Backed Securities	$—	$4,524,909	$—	$4,524,909
U.S. Treasury Obligations	—	12,019,760	—	12,019,760
Exchange-Traded Funds	302,628	—	—	302,628
Money Market Fund	3,562,594	—	—	3,562,594
Total Investments	$58,760,824	$79,758,121	$—	$138,518,945
Derivatives:

Liabilities:
Futures Contract	$(98,219)	$—	$—	$(98,219)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at March 31, 2020, the majority of the Fund’s common stock investments was categorized as Level 2.
During the period ended March 31, 2020, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Delaware Wealth Builder Fund–16